Pro Forma Statement of Operations - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2017	Dec. 31, 2016
Pro Forma Adjustments (Dr) [Member]
Operating expense		$ 23,000	$ 46,000
Other income (expense):
Weighted average shares outstanding (in shares)	[1]
Pro Forma Adjustments (Cr) [Member]
Other income (expense):
Weighted average shares outstanding (in shares)		7,122,172	7,122,172
Pro Forma [Member]
Research and development		$ 965,000	$ 1,101,000
Operating expense		1,136,447	3,051,186
Total operating expenses		2,101,447	4,152,186
Loss from operations		(2,101,447)	(4,152,186)
Other income (expense):
Miscellaneous income		1,993	4,906
Gain on change in fair value of derivative liability		1,998,000	2,523,000
Interest income (expense), net		(1,524,322)	(2,979,063)
Loss before provision for income taxes		(1,625,776)	(4,603,343)
Provision for income taxes
Net loss		$ (1,625,776)	$ (4,603,343)
Net loss per share, basic and diluted (in dollars per share)		$ (0.19)	$ (0.54)
Weighted average shares outstanding (in shares)		8,649,708	8,516,237
Lewis and Clark Pharmaceuticals, Inc. [Member]
Research and development
Operating expense	[2]	$ 332,447	916,186
Total operating expenses		332,447	916,186
Loss from operations		(332,447)	(916,186)
Other income (expense):
Miscellaneous income		1,993	4,906
Gain on change in fair value of derivative liability
Interest income (expense), net		(62,322)	(91,063)
Loss before provision for income taxes		(392,776)	(1,002,343)
Provision for income taxes
Net loss		(392,776)	(1,002,343)
Inspyr Therapeutics, Inc. [Member]
Research and development		965,000	1,101,000
Operating expense		781,000	2,089,000
Total operating expenses		1,746,000	3,190,000
Loss from operations		(1,746,000)	(3,190,000)
Other income (expense):
Miscellaneous income
Gain on change in fair value of derivative liability		1,998,000	2,523,000
Interest income (expense), net		(1,462,000)	(2,888,000)
Loss before provision for income taxes		(1,210,000)	(3,555,000)
Provision for income taxes
Net loss		$ (1,210,000)	$ (3,555,000)
Net loss per share, basic and diluted (in dollars per share)		$ (0.79)	$ (2.55)
Weighted average shares outstanding (in shares)		1,527,536	1,394,065

[1]	To record shares issued in acquisition
[2]	To record depreciation expense on assets acquired